Currency conversion	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Currency conversion
3.	Currency conversion

The presentation currency of the Group is pounds sterling and the unaudited condensed consolidated interim financial statements have been prepared on this basis. The 2019 unaudited condensed consolidated interim income statement is prepared using, among other currencies, average exchange rates of US$1.2938 to the pound (period ended 30 June 2018: US$1.3763; year ended 31 December 2018: US$1.3351) and €1.1453 to the pound (period ended 30 June 2018: €1.1366; year ended 31 December 2018: €1.1303). The unaudited condensed consolidated interim balance sheet as at 30 June 2019 has been prepared using the exchange rates on that day of US$1.2695 to the pound (30 June 2018: US$1.3194; 31 December 2018: US$1.2746) and €1.1175 to the pound (30 June 2018: €1.1299; 31 December 2018: €1.1130).